BUSINESS COMBINATIONS (Details 1) - USD ($)	Dec. 31, 2022	Sep. 02, 2022	Dec. 31, 2021
Other receivables	$ 300,133		$ 10,921
Property and equipment, net	10,194,930		35,384
Total assets	103,988,552		43,633,731
Accounts payable	(878,429)		(169,137)
Taxes payable	(1,354,965)		(740,966)
Less: Total liabilities	(41,504,251)		(1,675,343)
Goodwill	73,676,370		$ 0
Purchase Acquisition [Member] | Wanwang, the acquired company, Xiaoshi Huang and Thrive Shine Limited
Cash	7,335,975
Other receivables	951,139
Property and equipment, net	10,154,195
Intangible assets, net	1,284,797
Total assets	19,726,106
Accounts payable	(3,089,786)
Taxes payable	(747)
Accrued expenses and other current liabilities	(18,630,396)
Less: Total liabilities	(21,720,929)
Net tangible liabilities	(1,994,823)
Goodwill	61,994,823
Total fair value of purchase price allocation	60,000,000
Consideration in the form of cash	1,492,772
Contingency consideration	19,315,801
Total consideration	60,000,000	$ 60,000,000
Consideration in the form of receivables offsetting purchase consideration	$ 39,191,427